Commitments and Contingencies (Details) - Schedule of Operating Lease Expense - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Commitments and Contingencies (Details) - Schedule of Operating Lease Expense [Line Items]
2025		$ 123,888
2026		88,745
2027		6,441
Total future minimum lease payments		219,074
Less: imputed interest		(19,789)
Total operating lease liability		199,285
Less: operating lease liability – current	$ 101,353	109,556	$ 29,393
Total operating lease liability – non current	$ 69,691	89,729	44,406
Office Lease [Member]
Commitments and Contingencies (Details) - Schedule of Operating Lease Expense [Line Items]
2025		88,745	35,143
2026		88,745
2027		6,441
Total future minimum lease payments		183,931	35,143
Less: imputed interest		(19,012)	(777)
Total operating lease liability		164,919	34,366
Less: operating lease liability – current		75,190	34,366
Total operating lease liability – non current		$ 89,729